FIDELITY

(REGISTERED TRADEMARK)

CONTRAFUND
SEMIANNUAL REPORT
JUNE 30, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             6   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  26  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 30  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As the first half of 1998 drew to a close, benign inflation, low interest rates and moderate economic growth provided a solid foundation for strong stock and bond performance. Investors seemed to put concerns about the financial and economic turmoil in Asia aside for the most part, responding instead to stronger-than-expected corporate earnings and a sound domestic economy. The bond markets tended to benefit from the moderate growth in the economy and a historically low rate of inflation, as well their traditional status as a refuge from volatility in the equity markets.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998     PAST 6  PAST 1  PAST 5   PAST 10
                                MONTHS  YEAR    YEARS    YEARS

FIDELITY CONTRAFUND             17.31%  29.73%  152.70%  691.81%

FIDELITY CONTRAFUND             13.79%  25.84%  145.12%  668.05%
(INCL. 3.00% SALES CHARGE)

S&P 500 (REGISTERED TRADEMARK)  17.71%  30.16%  182.41%  448.92%

GROWTH FUNDS AVERAGE            15.10%  25.38%  141.15%  360.50%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 1,012 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998       PAST 1  PAST 5  PAST 10
                                  YEAR    YEARS   YEARS

FIDELITY CONTRAFUND               29.73%  20.37%  22.99%

FIDELITY CONTRAFUND               25.84%  19.64%  22.61%
(INCL. 3.00% SALES CHARGE)

S&P 500                           30.16%  23.08%  18.56%

GROWTH FUNDS AVERAGE              25.38%  18.19%  16.13%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Contrafund                  S&P 500
             00022                       SP001
  1988/06/30       9700.00                    10000.00
  1988/07/31       9769.29                     9962.00
  1988/08/31       9553.73                     9623.29
  1988/09/30       9946.35                    10033.24
  1988/10/31      10208.10                    10312.17
  1988/11/30      10131.11                    10164.70
  1988/12/31       9987.60                    10342.59
  1989/01/31      10650.81                    11099.66
  1989/02/28      10587.64                    10823.28
  1989/03/31      11148.21                    11075.46
  1989/04/30      11866.69                    11650.28
  1989/05/31      12482.52                    12122.12
  1989/06/30      12403.57                    12053.02
  1989/07/31      13540.50                    13141.41
  1989/08/31      13927.37                    13398.98
  1989/09/30      14195.81                    13344.05
  1989/10/31      13769.46                    13034.46
  1989/11/30      14085.28                    13300.37
  1989/12/31      14297.43                    13619.58
  1990/01/31      13539.11                    12705.70
  1990/02/28      13820.28                    12869.61
  1990/03/31      14118.50                    13210.65
  1990/04/30      13973.65                    12880.38
  1990/05/31      15294.33                    14136.22
  1990/06/30      15490.31                    14040.10
  1990/07/31      15200.61                    13995.17
  1990/08/31      14016.26                    12730.00
  1990/09/30      13428.34                    12110.05
  1990/10/31      13496.50                    12057.98
  1990/11/30      14297.43                    12836.92
  1990/12/31      14860.19                    13195.07
  1991/01/31      16307.66                    13770.38
  1991/02/28      17541.02                    14754.96
  1991/03/31      18568.81                    15112.03
  1991/04/30      18671.59                    15148.30
  1991/05/31      19862.12                    15802.71
  1991/06/30      18748.67                    15078.94
  1991/07/31      20076.24                    15781.62
  1991/08/31      21086.90                    16155.65
  1991/09/30      21146.86                    15885.85
  1991/10/31      21754.97                    16098.72
  1991/11/30      20607.27                    15449.94
  1991/12/31      23021.18                    17217.41
  1992/01/31      23677.64                    16897.17
  1992/02/29      24446.01                    17116.83
  1992/03/31      23782.57                    16783.05
  1992/04/30      24040.57                    17276.48
  1992/05/31      24298.58                    17361.13
  1992/06/30      23708.85                    17102.45
  1992/07/31      24307.79                    17801.94
  1992/08/31      23856.28                    17437.00
  1992/09/30      24261.72                    17642.76
  1992/10/31      24805.38                    17704.51
  1992/11/30      26003.26                    18308.23
  1992/12/31      26680.15                    18533.42
  1993/01/31      27525.13                    18689.10
  1993/02/28      27706.72                    18943.27
  1993/03/31      29030.75                    19342.98
  1993/04/30      29226.91                    18874.88
  1993/05/31      30384.21                    19380.72
  1993/06/30      30394.02                    19436.93
  1993/07/31      30727.48                    19359.18
  1993/08/31      32218.25                    20092.89
  1993/09/30      32286.91                    19938.18
  1993/10/31      32571.33                    20350.90
  1993/11/30      31345.37                    20157.56
  1993/12/31      32396.69                    20401.47
  1994/01/31      33415.65                    21095.12
  1994/02/28      33175.90                    20523.44
  1994/03/31      31864.09                    19628.62
  1994/04/30      32255.52                    19879.87
  1994/05/31      32075.67                    20205.90
  1994/06/30      30837.93                    19710.85
  1994/07/31      31462.09                    20357.37
  1994/08/31      32773.89                    21192.02
  1994/09/30      32340.15                    20672.82
  1994/10/31      33260.53                    21137.95
  1994/11/30      31747.72                    20368.11
  1994/12/31      32033.36                    20670.17
  1995/01/31      31514.99                    21206.15
  1995/02/28      32784.47                    22032.55
  1995/03/31      33979.90                    22682.73
  1995/04/30      35513.87                    23350.74
  1995/05/31      36370.77                    24284.07
  1995/06/30      38677.00                    24848.19
  1995/07/31      41639.13                    25672.15
  1995/08/31      42189.25                    25736.59
  1995/09/30      42961.52                    26822.67
  1995/10/31      42178.67                    26726.92
  1995/11/30      43289.47                    27900.23
  1995/12/31      43655.09                    28437.59
  1996/01/31      44642.55                    29405.60
  1996/02/29      44914.71                    29678.19
  1996/03/31      46161.34                    29963.99
  1996/04/30      47589.51                    30405.66
  1996/05/31      47988.91                    31189.82
  1996/06/30      47625.82                    31308.66
  1996/07/31      45398.84                    29925.44
  1996/08/31      47129.59                    30556.57
  1996/09/30      49066.09                    32276.29
  1996/10/31      50639.49                    33166.47
  1996/11/30      53580.56                    35673.52
  1996/12/31      53231.67                    34966.83
  1997/01/31      55302.84                    37151.56
  1997/02/28      53850.48                    37442.83
  1997/03/31      52450.93                    35904.30
  1997/04/30      53632.20                    38047.79
  1997/05/31      56855.01                    40364.14
  1997/06/30      59204.71                    42172.45
  1997/07/31      64225.10                    45528.11
  1997/08/31      62119.36                    42977.63
  1997/09/30      66266.65                    45331.51
  1997/10/31      64250.78                    43817.44
  1997/11/30      64148.06                    45845.75
  1997/12/31      65474.17                    46632.92
  1998/01/31      65291.63                    47148.68
  1998/02/28      69943.17                    50549.04
  1998/03/31      73514.86                    53137.66
  1998/04/30      74344.50                    53672.23
  1998/05/31      72769.59                    52749.60
  1998/06/30      76805.31                    54892.29
IMATRL PRASUN   SHR__CHT 19980630 19980714 162822 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Contrafund on June 30, 1988 and the current 3.00% sales charge was paid. As the chart shows, by June 30, 1998, the value of the investment would have grown to $76,805 - a 668.05% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $54,892 - a 448.92% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
While U.S. equity markets did
not perform as well in the second
quarter as they did in the first, the
Standard & Poor's 500 Index -
a measure of the U.S. stock
market - still produced a return of
17.71% for the six-month period
that ended June 30, 1998. Recent
volatility in the U.S. equity markets
was triggered in part by renewed
concerns over corporate profits
and continued problems with
Asian economies and stock
markets. In mid-June, the major
U.S. indexes along with Asian
markets continued to sell off, driven
by the fear that problems with
Asian currencies and the Japanese
economy may take longer than
expected to be resolved.
Contributing to the decline were
concerns that Asia's crisis will
inhibit the earnings growth of
American companies. In typical
fashion, however, U.S. stocks
rebounded late in the period amid
news that the economy grew
stronger than expected - 5.4%
annually - with inflation at 1.1%, a
34-year low. Overall, market
sentiment during the past
six-month period was influenced by
the same factors that have
supported U.S. stock prices over
the past year - stable growth in
the U.S. economy, low interest
rates and low inflation.
An interview with Will Danoff, Portfolio Manager of Fidelity
Contrafund
Q. HOW DID THE FUND PERFORM, WILL?
A. For the six months that ended June 30, 1998, the fund posted a return of 17.31%. This topped the growth funds average, which returned 15.10% according to Lipper Analytical Services. The Standard & Poor's 500 Index returned 17.71% during this time. For the 12 months that ended June 30, 1998, the fund returned 29.73%. The Lipper group and S&P 500 index returned 25.38% and 30.16% during that time, respectively. I'd add that the overall market environment was tougher than the index indicated. The average stock in the S&P 500 appreciated 12%, and the Russell 3000 Index - which comprises both small and large companies - rose only 5% during the six-month period.
Q. DID WE SEE MORE OF THE "NARROWNESS" THAT CHARACTERIZED THE STOCK MARKET THROUGH MUCH OF 1996 AND 1997?
A. We did. Despite the strong S&P 500 showing, the larger, more well-known companies in the index were responsible for most of the gains. In fact, 60% of all the companies listed on the New York Stock Exchange actually declined in value during the period. The appreciation of the S&P 500 index surprised me, because the companies in the index have generated earnings growth of only around 2% so far in 1998. Thus, much of the index gain was due solely to price-to-earnings (P/E) ratio expansion. Normally, sluggish earnings growth produces poor results in the stock market, but the opposite occurred for the larger companies during the last six months. This trend made it difficult for active fund managers to top the return of the index.
Q. CAN YOU IDENTIFY SOME OF THE FACTORS THAT HELPED THE FUND'S PERFORMANCE DURING THE PERIOD?
A. The fund was positioned relatively well to capitalize on the strong U.S. economy, while avoiding those industries that were vulnerable to the severe economic weakness in Southeast Asia. For instance, several of the fund's cable TV stocks performed well, including Tele-Communications, Inc. and Comcast. When I bought these stocks over a year ago, the cable TV industry was out of favor among investors. New products - such as Internet access - and the consolidation of subscriber territories helped turn the industry around. As prospects brightened, I continued to increase the fund's exposure to cable stocks during the period. Time Warner, the fund's second-largest position at the end of the period and a leading entertainment company with an extensive cable business, also performed well. Another example was the fund's weighting in the retail sector, which jumped from around 7% six months ago to around 10% at the end of June. Retail stocks generally benefited from the healthy domestic economy and aided fund performance. Specifically, the fund's positions in Home Depot and the Gap performed well. Both of these companies are leaders in their respective retailing segments and have been able to grow their store bases by more than 20% annually. On the flip side of my strategy, the fund had less exposure to the semiconductor sector than the index. This below-market weighting turned out positively as the sector was one of the hardest hit by the problems emanating from Southeast Asia.
Q. THE FUND'S TECHNOLOGY STAKE WAS INCREASED FROM AROUND 10% TO 18% DURING THE PERIOD. WHY DID TECHNOLOGY STOCKS APPEAL TO YOU?
A. As the Asian economies continued to slow during the period, finding companies with rapid earnings growth became more difficult. With the help of Fidelity's able research staff, I was able to identify and build positions in several companies that were growing their earnings by 20% or more despite the tough global economy. Many of these companies were in the constantly changing technology sector. The fastest-growing and most exciting opportunities were in the Internet and telecommunications capital equipment sub-sectors. The Internet is still in its infancy period, but it has already changed the way people communicate, work, shop and gather information. In fact, industry consultants estimate that Internet usage is doubling every three months. The fund's positions in Internet-related companies such as America Online and Yahoo!, which have both shown strong revenue growth, were positive contributors. The telecommunications capital equipment industry provides the electronic infrastructure on which the Internet operates, and I felt many of the companies in this area were well-positioned to benefit from increased global data traffic. The fund's investments in WorldCom, Lucent Technologies, Northern Telecom, Alcatel and Cisco Systems performed well.
Q. AS SHAREHOLDERS SCAN THE FUND'S LIST OF INVESTMENTS, THEY MAY COME TO THE CONCLUSION THAT THE FUND BECAME SOMEWHAT MORE GROWTH-ORIENTED DURING THE PERIOD. WOULD THIS BE ACCURATE?
A. That would be a valid observation. Over the past six months, I've been both surprised and frustrated by how sharply many stocks have appreciated despite less than stellar earnings forecasts. For example, the S&P 500 index has risen 108% in the last three years ended June 30, while earnings for the index rose only 16%. That's a significant disparity and an indication that the vast majority of price appreciation of the S&P 500 index during that time has been P/E expansion, not earnings growth. In this difficult environment - in which most stocks look expensive relative to their growth rates - I've invested heavily in companies that were growing their earnings rapidly. I've emphasized companies that I felt would be able to sustain their growth rates despite the Asian crisis. In my opinion, these types of companies better justified the high P/E flavor prevalent in the market. For example, the fund added to its position in Associates First Capital during the period, one of the leading finance companies in its field. Associates' shares were just as expensive as most banks, but the company had a superb historical record and was growing its loan base close to 20% annually - more than twice that of the average financial institution. While many of the fund's holdings are not contrarian bets in the traditional sense of the term - that is, companies that are out of favor among investors - some holdings did reflect this approach. For instance, I bought a stake in pharmaceutical company Warner-Lambert at a time when much of the market was concerned about side effects of one of the company's drug products. In the last year, Warner-Lambert has introduced two new products with enormous potential. The company has also been able to grow its earnings by nearly 40% - more than twice the industry growth rate - while maintaining the same P/E multiple as the rest of the drug industry. At the end of the period, both Associates First Capital and Warner-Lambert were among the fund's largest 25 positions and each had contributed positively to performance.
Q. WHICH INVESTMENTS FAILED TO MEET YOUR EXPECTATIONS OVER THE PAST
SIX MONTHS?
A. Although I did strip the fund of many of its energy-related positions, I held onto some - and other economically sensitive stocks
- for too long after the Asian crisis began in the summer of 1997. In retrospect, I should have sold these groups more aggressively during the second half of 1997. Some energy stocks that hurt performance included Schlumberger and Diamond Offshore. Every cyclical group performed worse than the market during the period, with the exception being the airline industry, which benefited from falling oil prices. Other cyclical stocks that detracted from performance included Sealed Air, a specialty chemicals company; oil refinery Tosco; and Remec, a supplier to the aerospace and defense industry. I've also been disappointed with my difficulty adapting to the current expensive level of the market and thus missing many good opportunities, particularly in the pharmaceuticals area. The drug companies maintained their strong earnings momentum with the help of a record number of new product approvals and produced better-than-index returns despite trading at high valuations during the period. The fund has increased its commitment to the pharmaceutical sector, but its low exposure to these stocks throughout the period detracted from performance.
Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?
A. I've been surprised by the market's strength this year. Corporate earnings growth has slowed, but stocks have continued to appreciate, propelled by higher P/E ratios and lower interest rates. Going forward, I'll continue to emphasize those companies with exceptional growth opportunities that justify the high valuations in today's market.
WILL DANOFF DISCUSSES SEVERAL
PORTFOLIO-RELATED CHANGES:
"I MADE A COUPLE OF STRATEGIC
MOVES DURING THE PERIOD THAT I FEEL
HELPED THE FUND'S OVERALL
PERFORMANCE. FIRST, I REDUCED THE
TOTAL NUMBER OF INDIVIDUAL
POSITIONS IN THE FUND FROM AROUND
600 AT THE BEGINNING OF THE PERIOD TO
APPROXIMATELY 350. TYPICALLY, THE
FUND WILL RECEIVE MOST OF ITS
PERFORMANCE BOOST OR DRAG FROM ITS
TOP HOLDINGS, AND THIS STREAMLINING OF
POSITIONS ENABLED ME TO
CONCENTRATE ON MY VERY BEST IDEAS.
"ANOTHER CHANGE I MADE WAS TO
REDUCE THE FUND'S ENERGY-RELATED
EXPOSURE CONSIDERABLY, FROM 13%
AT THE BEGINNING OF 1998 TO UNDER
1% AT THE END OF THE PERIOD. THIS
STRATEGY WAS IN LINE WITH MY
ATTEMPT TO TRY TO CONTAIN THE
FUND'S EXPOSURE TO SECTORS THAT
WERE VULNERABLE TO THE ASIAN CRISIS.
SINCE ASIA ACCOUNTS FOR CLOSE TO
20% OF WORLDWIDE OIL DEMAND, THE
ENERGY SECTOR WAS QUITE SUSCEPTIBLE
TO THE RECESSION IN JAPAN AS WELL
AS TO THE DEPRESSED ECONOMIES OF
SOUTHEAST ASIA. AS ASIAN OIL
DEMAND CONTINUED TO TAIL OFF
DURING THE PERIOD, OIL PRICES
PLUMMETED BY MORE THAN 40%.
BECAUSE OF THE EXTREMELY WEAK
PRICING ENVIRONMENT, ENERGY
STOCKS LAGGED THE S&P 500 AND
MANY STOCKS IN THE SECTOR
DECLINED."
FUND FACTS
GOAL: TO INCREASE THE VALUE OF
THE FUND'S SHARES OVER THE LONG
TERM BY INVESTING IN COMPANIES
WHOSE VALUE IS NOT FULLY
RECOGNIZED BY THE PUBLIC
FUND NUMBER: 022
TRADING SYMBOL: FCNTX
START DATE: MAY 17, 1967
SIZE: AS OF JUNE 30, 1998,
MORE THAN $35.4 BILLION
MANAGER: WILL DANOFF, SINCE
1990; MANAGER, VIP II:
CONTRAFUND, SINCE 1995;
FIDELITY SELECT RETAILING
PORTFOLIO, 1986-1989;
JOINED FIDELITY IN 1986
(CHECKMARK)
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JUNE 30, 1998
                           % OF FUND'S   % OF FUND'S INVESTMENTS
                           INVESTMENTS   IN THESE STOCKS
                                         6 MONTHS AGO

WORLDCOM, INC.             3.0           1.2

TIME WARNER, INC.          2.9           1.5

TYCO INTERNATIONAL LTD.    2.6           1.9

LUCENT TECHNOLOGIES, INC.  2.2           1.2

MICROSOFT CORP.            1.9           1.0

CVS CORP.                  1.7           1.2

AMERICA ONLINE, INC.       1.5           0.1

GILLETTE CO.               1.4           0.5

CBS CORP.                  1.3           1.4

AMERICAN EXPRESS CO.       1.3           0.7

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE MARKET SECTORS
                                  6 MONTHS AGO

TECHNOLOGY          18.0          10.9

FINANCE             11.8          12.7

MEDIA & LEISURE     10.5          8.5

RETAIL & WHOLESALE  10.3          7.5

UTILITIES           9.5           5.3

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JUNE 30, 1998 * AS OF DECEMBER 31, 1997 **
ROW: 1, COL: 1, VALUE: 85.0
ROW: 1, COL: 2, VALUE: 4.8
ROW: 1, COL: 3, VALUE: 1.1
ROW: 1, COL: 4, VALUE: 9.1
STOCKS      85.8%
BONDS        4.7%
SHORT-TERM
INVESTMENTS  9.5%
FOREIGN
INVESTMENTS 14.1%
STOCKS      86.0%
BONDS        4.8%
CONVERTIBLE
SECURITIES   0.1%
SHORT-TERM
INVESTMENTS  9.1%
FOREIGN
INVESTMENTS  6.9%
ROW: 1, COL: 1, VALUE: 85.8
ROW: 1, COL: 2, VALUE: 4.7
ROW: 1, COL: 3, VALUE: 0.0
ROW: 1, COL: 4, VALUE: 9.5
**
*
INVESTMENTS JUNE 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 85.7%
                              SHARES     VALUE (NOTE 1)
                                         (000S)
AEROSPACE & DEFENSE - 0.2%
AEROSPACE & DEFENSE - 0.1%
Orbital Sciences Corp. (a)  766,000 $ 28,629
DEFENSE ELECTRONICS - 0.1%
Remec, Inc. (a)(d)  2,039,050  23,194
TOTAL AEROSPACE & DEFENSE   51,823
BASIC INDUSTRIES - 1.5%
CHEMICALS & PLASTICS - 1.5%
Avery Dennison Corp.   755,200  40,592
Crompton & Knowles Corp.   2,049,317  51,617
Cytec Industries, Inc. (a)  1,109,800  49,109
du Pont (E.I.) de Nemours & Co.   412,500  30,783
MacDermid, Inc.   85,700  2,421
Monsanto Co.   4,170,000  232,999
Sealed Air Corp. (a)  3,866,624  142,098
  549,619
CONSTRUCTION & REAL ESTATE - 0.6%
BUILDING MATERIALS - 0.2%
Masco Corp.   1,044,200  63,174
REAL ESTATE - 0.0%
Grand Palais Management Co. LP (a)(f)  398,400  --
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Crescent Real Estate Equities, Inc.   477,000  16,039
Equity Office Properties Trust   2,192,000  62,198
Starwood Hotels & Resorts Trust  1,207,568  58,341
  136,578
TOTAL CONSTRUCTION & REAL ESTATE   199,752
DURABLES - 1.1%
AUTOS, TIRES, & ACCESSORIES - 0.7%
AutoZone, Inc. (a)  680,300  21,727
Breed Technologies, Inc.   1,643,700  25,169
Danaher Corp.   3,788,400  138,987
SPX Corp. (a)(d)  1,256,100  80,861
  266,744


COMMON STOCKS - CONTINUED
                                          SHARES     VALUE (NOTE 1)
                                                     (000S)
DURABLES - CONTINUED
CONSUMER ELECTRONICS - 0.1%
General Motors Corp. Class H   443,800 $ 20,914
Gemstar International Group Ltd. (a)  837,800  31,365
  52,279
TEXTILES & APPAREL - 0.3%
Jones Apparel Group, Inc.   509,000  18,610
Kellwood Co.   19,000  679
NIKE, Inc. Class B  463,700  22,576
Warnaco Group, Inc. Class A  1,209,900  51,345
  93,210
TOTAL DURABLES   412,233
ENERGY - 0.8%
ENERGY SERVICES - 0.1%
ENSCO International, Inc.   696,300  12,098
Smith International, Inc. (a)  1,140,200  39,693
  51,791
OIL & GAS - 0.7%
Anadarko Petroleum Corp.   302,500  20,324
British Petroleum PLC ADR  461,330  40,712
Burlington Resources, Inc.   807,508  34,773
Royal Dutch Petroleum Co.   586,900  32,169
Tosco Corp.   3,722,800  109,357
  237,335
TOTAL ENERGY   289,126
FINANCE - 11.8%
BANKS - 2.6%
Banc One Corp.   3,855,710  215,197
Bank of New York Co., Inc.   1,572,900  95,455
Comerica, Inc.   691,550  45,815
Credito Italiano Ord.   8,205,000  42,540
Fifth Third Bancorp  305,700  19,259
M&T Bank Corp.   59,830  33,146
North Fork Bancorp., Inc.   3,299,789  80,639


COMMON STOCKS - CONTINUED
                                    SHARES        VALUE (NOTE 1)
                                                  (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
Providian Financial Corp.   482,800 $ 37,930
U.S. Bancorp  6,968,848  299,660
Wells Fargo & Co.   213,400  78,745
  948,386
CREDIT & OTHER FINANCE - 3.0%
American Express Co.   4,086,500  465,861
Associates First Capital Corp.   5,330,249  409,763
Greenpoint Financial Corp.   2,486,900  93,570
Household International, Inc.   2,523,264  125,532
UniCapital Corp.   262,700  5,024
  1,099,750
FEDERAL SPONSORED CREDIT - 1.7%
Freddie Mac  5,588,000  262,985
Fannie Mae  5,812,900  353,134
  616,119
INSURANCE - 3.0%
AFLAC, Inc.   2,007,000  60,837
ACE Ltd.   1,842,600  71,861
Allmerica Financial Corp.   615,889  40,033
Allstate Corp.   2,454,800  224,768
AMBAC, Inc.   542,800  31,754
American International Group, Inc.   763,900  111,529
Aon Corp.   841,350  59,105
Berkshire Hathaway, Inc. Class A (a)  330  25,841
General Re Corp.   380,000  96,330
Hartford Financial Services Group, Inc.   82,200  9,402
Life RE Corp.   87,300  7,159
Mutual Risk Management Ltd.   663,200  24,165
Progressive Corp.  538,300  75,900
SunAmerica, Inc.   2,089,550  120,019
Torchmark Corp.   779,300  35,653
UNUM Corp.   1,439,200  79,876
  1,074,232
SAVINGS & LOANS - 0.9%
Dime Bancorp., Inc.   2,309,400  69,138
Golden State Bancorp  350,900  10,439
Washington Mutual, Inc.   5,728,290  248,823
  328,400


COMMON STOCKS - CONTINUED
                                     SHARES          VALUE (NOTE 1)
                                                      (000S)
FINANCE - CONTINUED
SECURITIES INDUSTRY - 0.6%
Travelers Group, Inc. (The)  3,888,099 $ 235,716
TOTAL FINANCE   4,302,603
HEALTH - 6.9%
DRUGS & PHARMACEUTICALS - 4.2%
American Home Products Corp.   3,774,400  195,325
Amgen, Inc.   524,200  34,270
Biogen, Inc.   566,300  27,749
Bristol-Myers Squibb Co.   1,975,800  227,094
Elan Corp. PLC ADR (a)  1,166,600  75,027
Forest Laboratories, Inc. (a)  1,398,400  49,993
Merck & Co., Inc.   1,159,700  155,110
Pfizer, Inc.   1,770,900  192,475
Quintiles Transnational Corp. (a)  337,100  16,581
Schering-Plough Corp.   2,008,700  184,047
Warner-Lambert Co.   5,212,400  361,610
Xoma, Inc. (a)(e)  1,098  4
  1,519,285
MEDICAL EQUIPMENT & SUPPLIES - 1.4%
Allegiance Corp.   887,500  45,484
Becton, Dickinson & Co.   729,800  56,651
Boston Scientific Corp.   87,400  6,260
Cardinal Health, Inc.   1,549,050  145,223
Guidant Corp.   1,073,300  76,540
Omnicare, Inc.   1,101,200  41,983
Sofamor/Danek Group, Inc. (a)  826,300  71,527
Steris Corp. (a)  276,100  17,558
Sybron International Corp. (a)  1,405,500  35,489
U.S. Surgical Corp.   570,900  26,047
  522,762
MEDICAL FACILITIES MANAGEMENT - 1.3%
Columbia/HCA Healthcare Corp.   2,928,200  85,284
HEALTHSOUTH Corp. (a)  2,152,500  57,445
Health Management Associates, Inc. Class A (a)  5,820,425  194,620


COMMON STOCKS - CONTINUED
                                  SHARES            VALUE (NOTE 1)
                                                    (000S)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - CONTINUED
Oxford Health Plans, Inc. (a)  975,700 $ 14,940
Trigon Healthcare, Inc. (a)  437,900  15,847
United HealthCare Corp.   1,671,200  106,121
  474,257
TOTAL HEALTH   2,516,304
HOLDING COMPANIES - 0.2%
Tele-Communications, Inc. (TCI Ventures Group),
Series A (a)  4,462,940  89,538
INDUSTRIAL MACHINERY & EQUIPMENT - 6.7%
ELECTRICAL EQUIPMENT - 2.6%
Alcatel Alsthom Compagnie Generale d'Electricite SA  1,419,510
288,234
American Power Conversion Corp.   1,719,100  51,573
General Instrument Corp. (a)  2,907,100  79,037
L-3 Communications Holdings, Inc.   450,600  14,729
Loral Space & Communications Ltd. (a)(d)  12,847,667  362,947
Philips Electronics NV  879,000  74,715
Rayovac Corp. (d)  2,673,900  60,664
  931,899
INDUSTRIAL MACHINERY & EQUIPMENT - 3.0%
Illinois Tool Works, Inc.   327,900  21,867
Kaydon Corp.   1,254,100  44,285
Mannesmann AG Ord.   791,900  80,110
New Holland NV  544,100  10,678
Stanley Works  109,200  4,539
Tyco International Ltd.   14,933,610  940,817
  1,102,296
POLLUTION CONTROL - 1.1%
Republic Services, Inc.   3,154,200  75,701
USA Waste Services, Inc. (a)  3,888,292  191,984
Waste Management, Inc.   3,599,100  125,969
  393,654
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   2,427,849


COMMON STOCKS - CONTINUED
                                         SHARES       VALUE (NOTE 1)
                                                       (000S)
MEDIA & LEISURE - 10.5%
BROADCASTING - 6.5%
Citadel Communications Corp.   343,500 $ 5,496
CBS Corp.   15,316,218  486,290
Comcast Corp. Class A (d)  2,117,300  84,163
Comcast Corp. Class A special  2,579,000  104,691
Jacor Communications, Inc. Class A (a)  501,400  29,583
MediaOne Group, Inc.   2,782,900  122,274
Metromedia Fiber Network, Inc. Class A  15,200  709
NTL, Inc. (a)  914,900  48,947
Scandinavian Broadcasting Corp. (a)(d)  855,900  25,837
Scripps E.W. Co. Class A  297,400  16,301
TCA Cable TV, Inc.   640,000  38,400
Tele-Communications, Inc.:
 (TCI Group), Series A (a)  8,143,430  313,013
 (Liberty Media Group), Series A  257,300  9,986
Time Warner, Inc.   12,261,820  1,047,619
USA Networks, Inc. (a)  814,400  20,462
  2,353,771
ENTERTAINMENT - 1.2%
Disney (Walt) Co.   1,135,400  119,288
Premier Parks, Inc. (a)  1,837,800  122,443
Viacom, Inc. (a):
 Class A  1,206,000  70,551
 Class B (non-vtg.)  2,034,300  118,498
  430,780
LEISURE DURABLES & TOYS - 0.1%
Harley-Davidson, Inc.   473,100  18,333
Mattel, Inc.   327,400  13,853
  32,186
PUBLISHING - 0.9%
ACNielsen Corp.   22,200  561
Cognizant Corp.   4,646,200  292,711
Dow Jones & Co., Inc.   78,600  4,382
Meredith Corp.   34,400  1,615
Thomson Corp.   84,700  2,464
Ziff-Davis, Inc.   1,469,200  20,385
  322,118


COMMON STOCKS - CONTINUED
                                    SHARES           VALUE (NOTE 1)
                                                     (000S)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - 1.8%
Darden Restaurants, Inc.   3,091,700 $ 49,081
McDonald's Corp.   5,159,400  355,999
Papa John's International, Inc. (a)  1,295,500  51,091
Pizzaexpress PLC  1,491,600  21,443
ShowBiz Pizza Time, Inc. (a)  561,000  22,615
Starbucks Corp. (a)  2,490,100  133,065
Wendy's International, Inc.   1,113,900  26,177
  659,471
TOTAL MEDIA & LEISURE   3,798,326
NONDURABLES - 5.3%
BEVERAGES - 1.7%
Cadbury-Schweppes PLC Ord.   5,247,304  81,165
Coca-Cola Co. (The)  4,474,600  382,578
Coca-Cola Enterprises, Inc.   1,027,400  40,325
PepsiCo, Inc.   2,336,100  96,218
  600,286
FOODS - 1.4%
American Italian Pasta Co. Series A (d)  1,398,400  52,090
Campbell Soup Co.   863,900  45,895
Earthgrains Co.   425,900  23,797
Flowers Industries, Inc.   1,633,000  33,374
Heinz (H.J.) Co.   80,000  4,490
Hershey Foods Corp.   902,500  62,273
Keebler Foods Co. (a)  2,501,300  68,786
Nestle SA (Reg.)  50,365  107,538
Quaker Oats Co.   931,100  51,152
Wrigley (Wm.) Jr. Co.   734,400  71,971
  521,366
HOUSEHOLD PRODUCTS - 2.2%
Colgate-Palmolive Co.   205,100  18,049
Dial Corp.   1,769,900  45,907
Gillette Co.   9,142,500  518,265
Estee Lauder Companies, Inc.   1,019,500  71,046
Unilever NV Ord.   1,785,080  141,353
  794,620
TOTAL NONDURABLES   1,916,272


COMMON STOCKS - CONTINUED
                                     SHARES           VALUE (NOTE 1)
                                                      (000S)
PRECIOUS METALS - 0.2%
Euro-Nevada Mining Ltd.   2,193,800 $ 29,968
Franco-Nevada Mining Corp.   2,440,500  48,469
  78,437
RETAIL & WHOLESALE - 10.2%
APPAREL STORES - 1.6%
Charming Shoppes, Inc. (a)(d)  10,620,500  50,447
Gap, Inc.   4,792,500  295,338
Limited, Inc. (The)  2,580,000  85,463
TJX Companies, Inc.   6,696,600  161,555
  592,803
DRUG STORES - 2.0%
CVS Corp.   16,209,420  631,154
Rite Aid Corp.   1,626,800  61,107
Walgreen Co.   453,900  18,752
  711,013
GENERAL MERCHANDISE STORES - 1.5%
Costco Companies, Inc.   2,101,200  132,507
Dillards, Inc. Class A  635,000  26,313
Federated Department Stores, Inc. (a)  708,600  38,132
Kohls Corp. (a)  898,900  46,630
Proffitts, Inc. (a)  1,085,700  43,835
Stein Mart, Inc. (a)(d)  2,550,300  34,429
Wal-Mart Stores, Inc.   3,464,700  210,481
  532,327
GROCERY STORES - 2.0%
Dominick's Supermarkets, Inc. (a)(d)  1,556,700  69,370
Meyer (Fred), Inc. (a)  7,088,650  301,268
Richfood Holdings, Inc. Class A  2,079,050  43,010
Safeway, Inc. (a)  7,659,200  311,634
Whole Foods Market, Inc. (a)  329,300  19,923
  745,205
RETAIL & WHOLESALE, MISCELLANEOUS - 3.1%
AgriBioTech, Inc.  96,300  2,666
Best Buy Co., Inc. (a)  301,300  10,884
Boots Co. PLC Class L (The)  1,746,240  28,918
Brylane, Inc. (a)  221,900  10,207
CDnow, Inc.   61,400  1,236


COMMON STOCKS - CONTINUED
                                          SHARES    VALUE (NOTE 1)
                                                    (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
Circuit City Stores, Inc. - Circuit City Group  2,426,900 $ 113,761
Home Depot, Inc.   3,977,650  330,394
Lowe's Companies, Inc.   1,021,000  41,414
N2K, Inc. (d)  1,138,900  22,351
Office Depot, Inc. (a)  2,194,800  69,273
PETsMART, Inc. (a)  1,143,400  11,434
School Specialty, Inc.   513,775  8,413
Staples, Inc. (a)  6,619,200  191,543
Tandy Corp.   2,335,000  123,901
U.S. Office Products Co. (d)  1,438,494  28,051
Viking Office Products, Inc. (a)  3,019,100  94,724
Williams-Sonoma, Inc.   881,700  28,049
  1,117,219
TOTAL RETAIL & WHOLESALE   3,698,567
SERVICES - 1.9%
ADVERTISING - 0.7%
CMG Information Services, Inc. (a)  489,100  34,604
Interpublic Group of Companies, Inc.   851,650  51,685
Lamar Advertising Co. Class A  275,300  9,876
Outdoor Systems, Inc. (a)  4,570,787  127,982
Preview Travel, Inc.   137,700  4,733
Young & Rubicam, Inc.   429,000  13,728
  242,608
EDUCATIONAL SERVICES - 0.3%
Apollo Group, Inc. Class A  2,278,350  75,328
Devry, Inc. (a)  894,700  19,627
  94,955
LEASING & RENTAL - 0.1%
Hertz Corp. Class A  399,800  17,716
United Rentals, Inc.   488,100  20,500
  38,216
PRINTING - 0.0%
Big Flower Holdings, Inc. (a)  355,300  10,659


COMMON STOCKS - CONTINUED
                                      SHARES          VALUE (NOTE 1)
                                                      (000S)
SERVICES - CONTINUED
SERVICES - 0.8%
APAC Teleservices, Inc.   1,069,400 $ 6,249
Consolidation Capital Corp.   1,032,200  23,208
Hays PLC  1,957,100  32,802
Medpartners, Inc. (a)  4,723,400  37,787
Nova Corp.   262,100  9,370
PMT Services, Inc.   364,600  9,275
Robert Half International, Inc. (a)  2,031,950  113,535
Service Corp. International  361,600  15,504
ServiceMaster Co.   1,613,400  61,410
  309,140
TOTAL SERVICES   695,578
TECHNOLOGY - 18.0%
COMMUNICATIONS EQUIPMENT - 5.6%
Advanced Fibre Communication, Inc. (d)  4,807,700  192,608
Ascend Communications, Inc.   1,899,800  94,159
Aspect Telecommunications Corp. (a)  469,900  12,864
Ciena Corp. (a)  1,498,700  104,347
Cisco Systems, Inc. (a)  4,024,850  370,538
Inter-Tel, Inc.   635,100  10,162
Intermedia Communications, Inc. (a)  937,714  39,325
Lucent Technologies, Inc.   9,570,900  796,179
Nokia Corp. AB sponsored ADR  262,200  19,026
Northern Telecom Ltd.   3,790,100  215,360
RELTEC Corp. (a)  230,900  10,391
Tellabs, Inc. (a)  2,592,400  185,681
  2,050,640
COMPUTER SERVICES & SOFTWARE - 7.8%
Affiliated Computer Services, Inc. Class A  1,162,900  44,772
America Online, Inc. (a)  5,223,400  553,680
Aspect Development, Inc. (a)  266,600  20,162
Automatic Data Processing, Inc.   2,751,600  200,523
Axent Technologies, Inc.   120,100  3,678
Aztec Technology Partners, Inc.   313,985  2,394
BMC Software, Inc. (a)  2,036,900  105,791
BEA Systems, Inc. (a)  135,400  3,106


COMMON STOCKS - CONTINUED
                                     SHARES           VALUE (NOTE 1)
                                                      (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
CBT Group PLC sponsored ADR  941,800 $ 50,386
CNET, Inc. (a)  555,700  37,927
Cambridge Technology Partners Massachusetts, Inc. (a) 393,300 21,484 Cap Gemini Sogeti SA 460,507 72,162
Ceridian Corp. (a)  1,954,300  114,815
CheckFree Holdings Corp. (a)  673,100  19,814
Ciber, Inc.   222,000  8,436
Computer Associates International, Inc.   502,700  27,931
DST Systems, Inc. (a)  265,900  14,890
Documentum, Inc. (a)(d)  1,090,000  52,320
ECI Telecom Ltd.   202,200  7,658
EarthLink Network, Inc. (a)  288,600  22,150
Electronic Arts, Inc. (a)  939,207  50,717
Equifax, Inc.   132,800  4,822
Fair, Isaac & Co., Inc.   60,200  2,288
HBO & Co.   2,063,600  72,742
International Network Services  4,400  180
Intuit, Inc. (a)  192,000  11,760
J.D. Edwards & Co.   908,200  38,996
Legato Systems, Inc.   360,900  14,075
Lycos, Inc. (a)(d)  1,464,700  110,402
Mercury Interactive Group Corp.   63,200  2,820
Microsoft Corp. (a)  6,457,300  699,810
Networks Associates, Inc. (a)  480,200  22,990
Paychex, Inc.   1,054,800  42,917
Policy Management Systems Corp. (a)  769,000  30,183
RealNetworks, Inc.   680,300  25,384
Sabre Group Holdings, Inc. Class A (a)  820,300  31,171
Sapient Corp.   227,800  12,016
Shared Medical Systems Corp.   77,300  5,677
Siebel Systems, Inc. (a)  150,100  4,841
SportsLine USA, Inc.   923,100  33,751
Technology Solutions, Inc.   76,300  2,418
Yahoo, Inc. (a)  1,447,450  227,973
  2,832,012
COMPUTERS & OFFICE EQUIPMENT - 2.5%
Celestica, Inc. (sub-vtg.)  1,271,000  23,150
Dell Computer Corp. (a)  2,643,100  245,313


COMMON STOCKS - CONTINUED
                                       SHARES          VALUE (NOTE 1)
                                                       (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
EMC Corp. (a)  4,090,500 $ 183,306
Gateway 2000, Inc.   218,300  11,051
MMC Networks, Inc.   235,900  7,519
Symbol Technologies, Inc.   1,856,450  70,081
Unisys Corp. (a)  10,082,100  284,819
Xerox Corp.   714,000  72,560
  897,799
ELECTRONIC INSTRUMENTS - 0.8%
Thermo Instrument Systems, Inc. (a)  1,779,975  46,724
Thermo Electron Corp. (a)  5,061,500  173,040
Waters Corp. (a)  1,410,800  83,149
  302,913
ELECTRONICS - 1.2%
Broadcom Corp. Class A  78,800  5,802
Intel Corp.   362,600  26,878
PMC-Sierra, Inc. (a)  515,000  24,141
Sanmina Corp. (a)  717,200  31,109
Texas Instruments, Inc.   2,143,600  124,999
Uniphase Corp. (a)(d)  1,807,100  113,452
Vitesse Semiconductor Corp. (a)(d)  3,809,800  117,628
  444,009
PHOTOGRAPHIC EQUIPMENT - 0.1%
Eastman Kodak Co.   302,600  22,109
TOTAL TECHNOLOGY   6,549,482
TRANSPORTATION - 0.6%
AIR TRANSPORTATION - 0.4%
Southwest Airlines Co.   2,469,550  73,160
Viad Corp.   2,110,400  58,564
  131,724
RAILROADS - 0.1%
Norfolk Southern Corp.   1,589,900  47,399
TRUCKING & FREIGHT - 0.1%
C.H. Robinson Worldwide, Inc.   953,200  23,711
Swift Transportation Co., Inc. (a)  1,548,000  30,670
  54,381
TOTAL TRANSPORTATION   233,504


 .COMMON STOCKS - CONTINUED
                                     SHARES            VALUE (NOTE 1)
                                                       (000S)
UTILITIES - 9.2%
CELLULAR - 1.0%
AirTouch Communications, Inc.   2,501,200 $ 146,164
Bell Canada International, Inc.   1,192,700  28,035
Orange PLC (a)  1,965,673  20,816
SkyTel Communications, Inc. (d)  3,091,500  72,360
Teleglobe, Inc.   373,700  9,981
Vodafone Group PLC sponsored ADR  634,300  79,961
  357,317
GAS - 0.6%
Enron Corp.   2,723,000  147,212
Williams Companies, Inc.   1,494,200  50,429
  197,641
TELEPHONE SERVICES - 7.6%
AT&T Corp.   7,484,000  427,524
BCE, Inc.   2,191,100  93,078
E Spire Communications, Inc. (a)  1,434,000  32,355
Exodus Communications, Inc. (a)  758,100  33,925
Global Telesystems Group, Inc. (a)  927,600  45,221
MCI Communications Corp.   6,915,400  401,957
McLeodUSA, Inc. Class A (a)  2,791,600  108,523
NEXTLINK Communications, Inc. Class A (a)(d)  1,501,600  56,873
Qwest Communications International, Inc.   5,767,718  201,149
Sprint Corp.   945,000  66,623
Telefonica de Espana SA Ord.   3,017,356  139,387
U.S. LEC Corp. Class A (d)  568,200  11,861
WorldCom, Inc. (a)  22,334,915  1,081,847
Winstar Communications, Inc. (a)  1,532,600  65,806
  2,766,129
TOTAL UTILITIES   3,321,087
TOTAL COMMON STOCKS
(Cost $22,602,754)   31,130,100


PREFERRED STOCKS - 0.4%
                                       SHARES     VALUE (NOTE 1)
                                                  (000S)
CONVERTIBLE PREFERRED STOCKS - 0.1%
BASIC INDUSTRIES - 0.0%
CHEMICALS & PLASTICS - 0.0%
Sealed Air Corp., Series A, $2.00  472,792 $ 19,857
CONSTRUCTION & REAL ESTATE - 0.0%
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Vornado Realty Trust, Series A, $3.25  156,300  8,968
RETAIL & WHOLESALE - 0.1%
APPAREL STORES - 0.1%
TJX Companies, Inc., Series E, $7.00  52,900  28,037
TOTAL CONVERTIBLE PREFERRED STOCKS   56,862
NONCONVERTIBLE PREFERRED STOCKS - 0.3%
UTILITIES - 0.3%
TELEPHONE SERVICES - 0.3%
Telecom Italia Spa  3,137,000  15,226
Telecom Italia Mobile Spa de Risp  25,840,600  86,048
TOTAL NONCONVERTIBLE PREFERRED STOCKS   101,274
TOTAL PREFERRED STOCKS
(Cost $95,628)   158,136
U.S. TREASURY OBLIGATIONS - 4.8%
 MOODY'S RATINGS (C) PRINCIPAL
 (UNAUDITED) AMOUNT (000S)
7 5/8%, 2/15/25  Aaa $ 252,110  317,422
6 7/8%, 8/15/25  Aaa  261,500  302,848
6% 2/15/26  Aaa  218,000  226,788
6.75% 8/15/26  Aaa  270,600  309,794
6.5% 11/15/26  Aaa  272,000  302,048
6.625% 2/15/27  Aaa  240,500  271,577
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,656,653)   1,730,477


CASH EQUIVALENTS - 9.1%
                                         SHARES        VALUE (NOTE 1)
                                                       (000S)
Taxable Central Cash Fund (b)  2,156,830,933 $ 2,156,831
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.66%, dated
6/30/98 due 7/1/98  $ 1,163,855  1,163,672
TOTAL CASH EQUIVALENTS
(Cost $3,320,503)   3,320,503
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $27,675,538)  $ 36,339,216
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.61%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) Affiliated company (see Note 7 of Notes to Financial Statements).
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,000 or 0% of net assets.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
                                ACQUISITION
                    ACQUISITION COST
SECURITY            DATE        (000S)
Grand Palais
 Managment Co. LP  7/24/96       $ -
INCOME TAX INFORMATION
At June 30 ,998, the aggregate cost of investment securities for income tax purposes was $27,709,548,000. Net unrealized appreciation aggregated $8,629,668,000, of which $8,942,840,000 related to appreciated investment securities and $313,172,000 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                              $ 36,339,216
AGREEMENTS OF $1,163,672) (COST $27,675,538) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                                   1,110

FOREIGN CURRENCY HELD AT VALUE (COST $25,291)                                          25,384

RECEIVABLE FOR INVESTMENTS SOLD                                                        525,301

RECEIVABLE FOR FUND SHARES SOLD                                                        86,411

DIVIDENDS RECEIVABLE                                                                   19,329

INTEREST RECEIVABLE                                                                    43,632

OTHER RECEIVABLES                                                                      4,386

 TOTAL ASSETS                                                                          37,044,769

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                          $ 937,453

PAYABLE FOR FUND SHARES REDEEMED                                            74,138

ACCRUED MANAGEMENT FEE                                                      12,817

OTHER PAYABLES AND ACCRUED EXPENSES                                         6,684

COLLATERAL ON SECURITIES LOANED, AT VALUE                                   590,813

 TOTAL LIABILITIES                                                                     1,621,905

NET ASSETS                                                                            $ 35,422,864

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                       $ 23,412,133

UNDISTRIBUTED NET INVESTMENT INCOME                                                    116,245

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                                  3,230,761
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                              8,663,725
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 648,576 SHARES OUTSTANDING                                            $ 35,422,864

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                                         $54.62
($35,422,864 (DIVIDED BY) 648,576 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/97.00 OF $54.62)                                 $56.31


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                             $ 117,253
DIVIDENDS (INCLUDING $363 RECEIVED FROM AFFILIATED ISSUERS)

INTEREST (INCLUDING INCOME ON SECURITIES LOANED OF $5,588)                     102,613

 TOTAL INCOME                                                                  219,866

EXPENSES

MANAGEMENT FEE                                                    $ 96,986
BASIC FEE

 PERFORMANCE ADJUSTMENT                                            (21,816)

TRANSFER AGENT FEES                                                31,645

ACCOUNTING AND SECURITY LENDING FEES                               607

NON-INTERESTED TRUSTEES' COMPENSATION                              84

CUSTODIAN FEES AND EXPENSES                                        490

REGISTRATION FEES                                                  155

AUDIT                                                              83

LEGAL                                                              67

REPORTS TO SHAREHOLDERS                                            706

MISCELLANEOUS                                                      169

 TOTAL EXPENSES BEFORE REDUCTIONS                                  109,176

 EXPENSE REDUCTIONS                                                (6,850)     102,326

NET INVESTMENT INCOME                                                          117,540

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING REALIZED GAIN (LOSS) OF          3,359,930
 $(6,754) ON SALES OF INVESTMENTS IN AFFILIATED ISSUERS)

 FOREIGN CURRENCY TRANSACTIONS                                     612         3,360,542

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                             1,739,386

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                      156         1,739,542

NET GAIN (LOSS)                                                                5,100,084

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                               $ 5,217,624
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     SIX MONTHS ENDED   YEAR ENDED
                                                         JUNE 30, 1998      DECEMBER 31,
                                                         (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 117,540          $ 254,060
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 3,360,542          2,589,111

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     1,739,542          2,841,489

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          5,217,624          5,684,660
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             -                  (211,835)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (45,528)           (2,742,867)

 TOTAL DISTRIBUTIONS                                      (45,528)           (2,954,702)

SHARE TRANSACTIONS                                        3,688,258          8,043,743
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            44,984             2,914,929

 COST OF SHARES REDEEMED                                  (4,221,570)        (6,778,358)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (488,328)          4,180,314
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 4,683,768          6,910,272

NET ASSETS

 BEGINNING OF PERIOD                                      30,739,096         23,828,824

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 35,422,864       $ 30,739,096
INCOME OF $116,245 AND $38,086, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                     73,072             175,809

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  940                65,437

 REDEEMED                                                 (84,674)           (147,380)

 NET INCREASE (DECREASE)                                  (10,662)           93,866



FINANCIAL HIGHLIGHTS
                       SIX MONTHS ENDED    YEARS ENDED DECEMBER 31,
                          JUNE 30, 1998

                             (UNAUDITED)  1997      1996      1995      1994      1993

SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 46.63     $ 42.15   $ 38.02   $ 30.28   $ 30.84   $ 27.47
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME         .18 D       .42 D     .46       .03       .06       .14

 NET REALIZED AND              7.88        8.97      7.50      10.93     (.40)     5.66
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT         8.06        9.39      7.96      10.96     (.34)     5.80
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           -           (.35)     (.38)     (.09)     -         (.11)
 INCOME

 IN EXCESS OF NET              -           -         -         -         -         (.07)
 INVESTMENT INCOME

 FROM NET REALIZED GAIN        (.07)       (4.56)    (3.45)    (3.13)    (.22)     (2.25)

 TOTAL DISTRIBUTIONS           (.07)       (4.91)    (3.83)    (3.22)    (.22)     (2.43)

NET ASSET VALUE,              $ 54.62     $ 46.63   $ 42.15   $ 38.02   $ 30.28   $ 30.84
END OF PERIOD

TOTAL RETURN B, C              17.31%      23.00%    21.94%    36.28%    (1.12)%   21.43%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 35,423    $ 30,739  $ 23,829  $ 14,858  $ 8,694   $ 6,208
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO           .67% A      .70%      .83%      .98%      1.03%     1.08%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .63% A, E   .67% E    .79% E    .96% E    1.00% E   1.06% E
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT        .73% A      .91%      1.28%     .44%      .59%      .46%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        209% A      144%      159%      223%      235%      255%

AVERAGE COMMISSION            $ .0305     $ .0310   $ .0358
RATE F


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Contrafund (the fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S.
dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date , except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends, and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Under the Plan, deferred amounts are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds, including shares of the fund.
Deferred amounts remain in the fund until distributed in accordance with the Plan.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer
2. OPERATING POLICIES -
CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
uninvested cash balances into one or more joint trading accounts.
These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $0 or 0% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $31,751,083,000 and $31,913,449,000, respectively, of which U.S. government and government agency obligations aggregated $1,547,821,0000 and $1,307,108,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .46% of average net assets after the performance adjustment.
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $3,628,000 on sales of shares of the fund of which $3,611,000 was retained.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an
affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets. ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $4,907,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan.
At period end, the value of the securities loaned and the value of collateral amounted to $583,959,000 and $590,813,000, respectively.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $6,132,000 under this arrangement.
6. EXPENSE REDUCTIONS -
CONTINUED
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $1,000 and $717,000, respectively, under these arrangements.
7. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS
                             PURCHASE   SALES    DIVIDEND  VALUE
AFFILIATE                    COST       COST     INCOME
APAC Teleservices, Inc.      $ -        $ 23,881 $ -       $ -
Advanced Fibre
Communication, Inc.          54,123     12,902   -         192,608
American Italian Pasta Co.
Series A                     9,561      -        -         52,090
Anaren Microwave, Inc.       -          2,248    -         -
Bally Total Fitness Holding
Corp.                        -          1,844    -         -
Bedford Property Investors,
Inc.                         -          173      -         -
Big Flower Holdings, Inc.    -          11,691   -         -
Breed Technologies, Inc.     13,370     16,431   -         -
Charming Shoppes, Inc,       121        -        -         50,447
Comcast Corp. Class A        21,654     21,370   106       84,163
Documentum, Inc.             14,789     -        -         52,320
Dominick's Supermarkets,
Inc.                         14,827     3,334    -         69,370
ENSCO International, Inc.    2,185      29,700   -         -
Engineering Animation, Inc.  1,056      3,054    -         -
Franco-Nevada Mining Corp.   -          -        -         -
Intermedia Communications,
Inc.                         -          6,646    -         -
Kaydon Corp.                 1,169      9,594    156       -
Loral Space & Communications
Ltd.                         46,637     23,325   -         362,947
Lycos, Inc.                  17,195     2,756    -         110,402
N2K, Inc.                    11,196     2,930    -         22,351
NEXTLINK Communications, Inc.
 Class A                     7,427      7,626    -         56,873
Orion Network Systems, Inc.  435        6,495    -         -
Quality Food Centers, Inc.   -          22,008   -         -
Rayovac Corp.                6,671      -        -         60,664
Remec, Inc.                  19,984     -        -         23,194
Richfood Holdings, Inc.
Class A                      -          2,176    101       -
SPX Corp.                    17,635     -        -         80,861
Scandinavian Broadcasting
Corp.                        -          -        -         25,837
SkyTel Communications, Inc.  13,899     6,172    -         72,360
Smith International, Inc.    28,522     59,639   -         -
Stein Mart, Inc.             4,829      8,882    -         34,429
Swisher International Group,
Inc. Class A                 -          1,384    -         -
7. TRANSACTIONS WITH AFFILIATED
COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS
                             PURCHASE   SALES     DIVIDEND VALUE
AFFILIATE                    COST       COST      INCOME
U.S. LEC Corp. Class A       $ 478      $ -       $ -      $ 11,861
U.S.A. Floral Products, Inc. -          6,805     -        -
Uniphase Corp.               14,092     16,618    -        113,452
U.S. Office Products Co.     1,075      -         -        28,051
Virgin Express Holdings PLC
 sponsored ADR               -          -         -        -
Vitesse Semiconductor Corp.  5,596      2,218     -        117,628
TOTALS                       $ 328,526  $ 311,902 $ 363    $ 1,621,908
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
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NEW JERSEY
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NEW YORK
1055 Franklin Avenue
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1271 Avenue of the Americas
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NORTH CAROLINA
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TENNESSEE
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19740 IH 45 North
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UTAH
215 South State Street
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VIRGINIA
8180 Greensboro Drive
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WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
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WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail Johnson, Vice President
Will Danoff, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
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Fidelity Fifty
SM
Growth Company Fund
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OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
TechnoQuant Growth Fund
SM
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE